Tax situation - Additional information (Detail) - PEN (S/)				1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 28, 2021	Feb. 12, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2020	May 19, 2020	Jan. 14, 2019
Excess payment rejected by the income tax authority
Income tax expenses					S/ 38,538,000	S/ 2,017,000
Over the taxable income					29.50%	29.50%	29.50%
Fines and interest arrears payable	S/ 125,707,000			S/ 125,707,000	S/ 125,707,000	S/ 144,089,000
Additional tax rate							29.50%
Event Triggering Taxation Indirect Sale Assumption [member]
Excess payment rejected by the income tax authority
Number of shares disposed or to be disposed minimum					40,000
Deduction Of Loan Write Offs Without Substantive Evidence [member]
Excess payment rejected by the income tax authority
Income tax liability and other possible contingencies										S/ 50,000,000
Tax Treatment For Interest In Suspense Account [member] | Tax contingent liability [member]
Excess payment rejected by the income tax authority
Income tax liability and other possible contingencies	425,000,000			425,000,000	S/ 425,000,000	382,000,000
Fines and interest arrears payable	337,000,000			337,000,000	337,000,000
Income tax liability related to other minor repairs	88,000,000			88,000,000	88,000,000
Partial Income Tax Audit For Non Domiciled Entities [member] | Seguros Sura [member]
Excess payment rejected by the income tax authority
Provision for contingency	19,000,000			19,000,000	19,000,000
Tax Penalties And Moratorium Interest
Excess payment rejected by the income tax authority
Income tax liability and other possible contingencies	S/ 41,000,000			S/ 41,000,000	S/ 41,000,000	S/ 40,000,000
Determination And Penalty Resolutions
Excess payment rejected by the income tax authority
Alleged tax debt								S/ 13,000,000
Year Two Thousand And Twenty One And Thereafter [member] | Criteria For Interest Expense Deduction [member]
Excess payment rejected by the income tax authority
Interest expense as a percentage of earnings before interest tax depreciation and amortisation					30.00%
Bottom of range [member] | Interest in suspense [member]
Excess payment rejected by the income tax authority
Alleged tax debt									S/ 1,000,000
Top of range [member]
Excess payment rejected by the income tax authority
Percentage of the market value of shares or participations of the legal person non-domiciled	50.00%			50.00%	50.00%
Percentage of the capital of legal persons non-domiciled be disposal	10.00%			10.00%	10.00%
Top of range [member] | Interest in suspense [member]
Excess payment rejected by the income tax authority
Alleged tax debt									S/ 35,000,000
SUNAT [member]
Excess payment rejected by the income tax authority
Minimum amount to be generated during reported period	S/ 30,800			S/ 30,800	S/ 30,800
SUNAT [member] | Determination And Penalty Resolutions | 2012
Excess payment rejected by the income tax authority
Provision for contingency	13,000,000			13,000,000	13,000,000
SUNAT [member] | Resolution Of Compliance Regarding Income Tax And Prepaid Income Tax [Member] | 2006
Excess payment rejected by the income tax authority
Provision for contingency	23,000,000			23,000,000	23,000,000
Excess Payment Rejected By The Income Tax Authority			S/ 3,500,000
SUNAT [member] | Determination Of Tax On Third Category Income Determination For The Application Of Additional Rate Of Tax Resolution For Determination Of Additional Tax Paid And Declaration Of Inaccurate Data [Member] | 2015
Excess payment rejected by the income tax authority
Provision for contingency	S/ 13,000,000			13,000,000	13,000,000
Additional tax rate	4.10%
SUNAT [member] | Determination Of Tax On Third Category Income And Determination For The Application Of Additional Rate Of Tax [Member] | 2014
Excess payment rejected by the income tax authority
Provision for contingency	S/ 161,000			S/ 161,000	S/ 161,000
Additional tax rate				4.10%
SUNAT [member] | Determination Of Tax On Third Category Income And Determination For The Application Of Additional Rate Of Tax [Member] | 2015
Excess payment rejected by the income tax authority
Additional tax rate		4.10%